Advances to Suppliers, Net - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 2,740	$ 2,817
Recovery	(2,758)
Foreign exchange translation	$ 18	(77)
Ending balance		$ 2,740